CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED NET INCOME	$ 6,476	$ 1,283	$ 6,550
Other comprehensive income
Net foreign currency translation adjustment	(2,035)	861	(626)
Net gain (loss) on derivatives	(7)	(433)	(382)
Net unrealized gains (losses) on available-for-sale securities	(34)	188	17
Net change in pension and other benefit liabilities	29	322	(53)
TOTAL COMPREHENSIVE INCOME (LOSS)	4,429	2,221	5,506
Less: Comprehensive income (loss) attributable to noncontrolling interests	95	73	10
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 4,334	$ 2,148	$ 5,496